Shareholders' Equity	6 Months Ended
Jun. 30, 2014
Stockholders' Equity Note [Abstract]
Shareholders' Equity

10. Shareholders’ Equity

The Company is authorized to issue 50,000,000 ordinary shares and 5,000,000 preferred shares with a par value of $0.001 per share.

Ordinary Shares

On June 26, 2014 the Company’s Chief Executive Officer Jason Hoisager purchased 190,477 of the Company’s ordinary shares for $10.50 a share in a private subscription. The shares were new issue shares of the Company.

Preferred Shares

The Company is authorized to issue up to 5,000,000 preferred shares with a par value of $0.001 and the characteristics of the preferred shares will be determined by the Board of Directors of the Company from time to time.

Warrants

In connection with Parent’s initial public offering (the “Offering”) in March 2011, the Company issued 4,106,500 offering warrants, which entitles the holders to purchase ordinary shares at the price of $5.00 per share, commencing on the date of the business combination, if the Company has an effective and current registration statement covering the ordinary shares issuable upon exercise of the initial public offering warrants and a current prospectus relating to such ordinary shares, and expiring three years from that date.  The Company may redeem the initial public offering warrants at a price of $0.01 per initial public offering warrant upon 30 days’ notice while the initial public offering warrants are exercisable, only when the last sale price of the ordinary shares is at least $10.50 per share for any 20 trading days within a 30 trading day period, provided that a current registration statement is in effect for the ordinary shares underlying the initial public offering warrants.  If not exercised, the initial public offering warrants expire on December 24, 2016.  If the Company redeems the initial public offering warrants, management of the Company will have the option to require any holder that wishes to exercise his initial public offering warrants to do so on a cashless basis.

Simultaneously with the Offering, certain of the shareholders purchased 6,600,000 insider warrants at the price of $0.35 per insider warrant (for an aggregate purchase price of $2,310,000) from the Company.  These insider warrants have the same terms as the 4,106,500 initial public offering warrants referred to in the preceding paragraph, except these insider warrants are not redeemable and the insider warrants are exercisable for cash or on a cashless basis.

Unit Purchase Option

In connection with the original ordinary share Offering, the Company issued unit purchase options to purchase an aggregate of 400,000 units at an exercise price of $8.80 per unit to its underwriters and designees of the underwriter.  Each unit consists of one ordinary share and one redeemable ordinary share purchase warrant, which contains a provision for cashless exercise and has the same terms as the 4,106,500 initial public offering warrants.

Stock-based Compensation

On May 5, 2014 the Company granted each non-employee director 30,000 stock options to purchase its ordinary shares for joining the board and 20,000 stock options to purchase its ordinary shares for each year of service commencing from January 30, 2014. All, 50,000 stock options in aggregate, vest ratably over two years and expire five years from the grant date. The stock options have an exercise price of $6.15 per share, which represents the closing price of the Company’s ordinary shares the day prior to the grant. The grant date fair value of the options granted was determined to be approximately $558,950 using the Black-Scholes pricing model. Significant assumptions used in the valuation include an expected term of 3.5 years utilizing the “Simplified Method” as the Company does not have sufficient historical experience to estimate an expected term, an expected volatility of 49.0% based historical value and corresponding volatility of the Company’s peer group stock price for a period consistent with the stock option expected term, a risk free interest rate of 0.9% based on the a U.S. Treasury Note with a similar term to the expected term on the date of the grant, and an expected dividend yield of 0.0% as the Company does not expect to pay dividends in the near future. According to the terms of the option plan, vesting was retroactive to the beginning of service in January 2014; as such two quarters of vesting has been recorded during the three months ended June 30, 2014. Accordingly, aggregated stock-based compensation expense for the three and six months ended June 30, 2014 was $139,738 and $139,738, respectively. Unrecognized compensation expense as of June 30, 2014, relating to non-vested common stock options is approximately $419,212 and is expected to be recognized through the fourth quarter of 2015. At June 30, 2014, no options had been exercised and no options had been forfeited.

A summary of stock option activity for the six months ended June 30, 2014 is presented below:

	Number of Options	Weighted Average Exercise Price
Outstanding at December 31, 2013	-	-
Granted	250,000	$6.15
Forfeited	-	-
Exercised	-	-
Outstanding at June 30, 2014	250,000	$6.15
Exercisable at June 30, 2014	62,500	$6.15

The weighted average remaining life of options outstanding at June 30, 2014 was 4.5 years.